WARRANT LIABILITY (Tables)	6 Months Ended
Sep. 30, 2022
Warrant Liability
Schedule of warrant liability

	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2022	$6.64	33,888	$33
Exercise of warrants as of September 30, 2022	$6.64	–	–
Fair value adjustment as of September 30, 2022 (1) (2)	–	–	(25)
Warrants outstanding, September 30, 2022	$6.64	33,888	$8